FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
FAIR VALUE MEASUREMENTS

8.    FAIR VALUE DISCLOSURES

We use fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures.

Following is a discussion of the fair value hierarchy and the valuation methodologies used for assets and liabilities recorded at fair value on a recurring and nonrecurring basis and for estimating fair value for financial instruments not recorded at fair value.

Fair Value Hierarchy

Fair value measurements of assets and liabilities are categorized based on the following hierarchy:

Level 1 — Fair value determined based on quoted prices in active markets for identical assets or liabilities.

Level 2 — Fair value determined using significant observable inputs, such as quoted prices for similar assets or liabilities or quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability, or inputs that are derived principally from or corroborated by observable market data, by correlation or other means.

Level 3 — Fair value determined using significant unobservable inputs, such as pricing models, discounted cash flows, or similar techniques.

Estimation of Fair Value

The following table summarizes the fair value measurement methodologies, including significant inputs and assumptions, and classification of our assets and liabilities.

Asset/Liability Class	Valuation Methodology, Inputs and Assumptions	Classification
Cash and cash equivalents	Carrying value is a reasonable estimate of fair value based on short-term nature of the instruments.	Estimated fair value classified as Level 1
Restricted cash	Carrying value is a reasonable estimate of fair value based on short-term nature of the instruments.	Estimated fair value classified as Level 1
Marketable securities	Prices obtained from third-party vendors that compile prices from various sources and often apply matrix pricing for similar securities when no price is observable.	Level 2 recurring fair value measurement
Other current assets
Interest rate caps	Prices obtained from derivative broker that compiles prices for identical or similar instruments, when available.	Level 2 recurring fair value measurement
Mortgage loans held for sale pledged under agreements to repurchase	Fair value is estimated based on observable market data including quoted market prices, deal price quotes, and sale commitments.	Level 2 recurring fair value measurement
Interest rate lock commitments	Fair value of the underlying loan based on quoted market prices in the secondary market and sale commitments.	Level 2 recurring fair value measurement
Credit facilities and other secured borrowings
Credit facilities	Fair value is estimated using discounted cash flows based on current lending rates for similar credit facilities with similar terms and remaining time to maturity.	Carried at amortized cost. Estimated fair value classified as Level 2.
Loans sold under agreements to repurchase	Fair value is estimated using discounted cash flows based on current lending rates for similar asset-backed financing facilities with similar terms and remaining time to maturity.	Carried at amortized cost. Estimated fair value classified as Level 2.
Convertible notes	Fair value is estimated using discounted cash flows based on current lending rates for term notes with similar remaining time to maturity.	Carried at amortized cost. Estimated fair value classified as Level 2
Derivative and warrant liabilities
Warrant liabilities

Fair value is estimated using the Black-Scholes-Merton option pricing model with inputs and assumptions including the Company’s equity valuation, expected volatility, expected duration of the warrants, and associated risk-free rate.

Level 3 recurring fair value measurement
Embedded conversion options	Fair value is estimated using a lattice model incorporating the probabilities of various conversion scenarios with respect to timing and conversion features under the terms of the convertible notes.	Level 3 recurring fair value measurement

Assets and Liabilities Recorded at Fair Value on a Recurring Basis

The following tables present the levels of the fair value hierarchy for our assets measured at fair value on a recurring basis (in thousands).

	Fair Value as of
	September 30, 2020	Level 1	Level 2	Level 3
Marketable securities:
Corporate debt securities	$38,902	$—	$38,902	$—
Asset-backed securities	17,998	—	17,998	—
U.S. agency securities	16,984	—	16,984	—
U.S. Treasury securities	6,697	—	6,697	—
Commercial paper	850	—	850	—
Non-U.S. securities	700	—	700	—
Mortgage loans held for sale pledged under agreements to repurchase	13,984	—	13,984	—
Other current assets:
Interest rate lock commitments.	848	—	848	—
Total assets	$96,963	$—	$96,963	$—
Accounts payable and other accrued liabilities:
Warrants liabilities – current	$6,440	$—	$—	$6,440
Total liabilities	$6,440	$—	$—	$6,440

	Fair Value as of
	December 31, 2019	Level 1	Level 2	Level 3
Marketable securities:
Corporate debt securities	$16,428	$—	$16,428	$—
Asset-backed securities	12,492	—	12,492	—
Commercial paper	12,956	—	12,956	—
Non-U.S. securities	700	—	700	—
U.S. Treasury securities	1,000	—	1,000	—
Mortgage loans held for sale pledged under agreements to repurchase	2,116	—	2,116	—
Other current assets:
Interest rate caps	4	—	4	—
Interest rate lock commitments	95	95
Total assets	$45,791	$—	$45,791	$—
Derivative and warrant liabilities:
Warrants	$4,538	$—	$—	$4,538
Embedded conversion options	41,697	—	—	41,697
Total liabilities	$46,235	$—	$—	$46,235

Fair Value of Financial Instruments

The following presents the carrying value, estimated fair value and the levels of the fair value hierarchy for our financial instruments other than assets and liabilities measured at fair value on a recurring basis (in thousands).

	As of September 30, 2020
	Carrying
	Value	Fair Value	Level 1	Level 2
Assets:
Cash and cash equivalents	$469,365	$469,365	$469,365	$—
Restricted cash	174,194	174,194	174,194	—
Liabilities:
Credit facilities and other secured borrowings	$270,944	$270,944	$—	$270,944

	As of December 31, 2019
	Carrying
	Value	Fair Value	Level 1	Level 2
Assets:
Cash and cash equivalents	$405,080	$405,080	$405,080	$—
Restricted cash	279,742	279,742	279,742	—
Liabilities:
Credit facilities and other secured borrowings	$1,296,054	$1,296,054	$—	$1,296,054
Convertible notes	140,096	180,252	—	180,252

The following table shows a reconciliation from the opening balances to the closing balances for Level 3 Fair values (in thousands):

		Embedded Conversion
	Warrants	Option
Balance at January 1, 2019	$18,022	$—
Net change in fair value	(7,413)	—
Issuances	1,170	41,697
Exercise of warrants	(7,241)	—
Balance as of December 31, 2019	4,538	41,697
Net change in fair value	1,902	23,317
Settlement of convertible notes	—	(65,014)
Balance as of September 30, 2020	$6,440	$—

Warrant Liabilities

The Company has two different instruments within warrant liabilities, as discussed further in Note 14 — Warrants, the series D preferred warrants and a commitment to issue warrants. As of September 30, 2020, and December 31, 2019, the unexercised series D preferred warrants comprised of warrants with an exercise price of $0.01 per share. As these series D preferred warrants are deep in the money, such that the intrinsic value approximates the option value, the key input in valuing these warrants with respect to the Black-Scholes-Merton model is the Company’s equity valuation.

One of the key inputs in valuing the Company’s commitment to issue warrants is timing to a qualifying liquidity event or change in control; this is because the warrant commitment arrangement is stipulated such that the Company no longer has an obligation to issue warrants in periods subsequent to a qualifying liquidity event or change in control. The Company believes that the consummation of the Merger would qualify as a change in control event with respect to our warrant commitment arrangement. Another key input in valuing the Company’s commitment to issue warrants is the number of warrants to be issued, which can vary based on the range prescribed in the agreement. The valuation of the commitment to issue warrants can vary significantly based on the timing to a qualifying liquidity event and the number of warrants issued. With the Company entering into the Merger Agreement, we have updated the expected timing to a change in control and reduced the expected term of outstanding warrants to be consistent with the expected timing of consummation of the Merger. Any Opendoor warrants not exercised or exercisable at closing of the Merger will be cancelled.

Embedded conversion options

Embedded conversion options, which are bifurcated embedded derivatives, originate from the convertible notes issued by the Company during 2019. See Note 7 — Credit Facilities and Long-Term Debt for further information. The fair value of the embedded conversion options is estimated using a lattice model incorporating the probabilities of various liquidity events which constituted conversion triggering events within the convertible notes. The key input to the valuation model is timing of possible liquidity events. Based on the structure of the convertible notes and that the Company has a redemption option, that if exercised sufficiently in advance of such conversion events, would allow the Company to redeem such notes, the Company valued the embedded conversion options with the assumption that the Company would preempt liquidity events by asserting its redemption option and thereby narrowing the valuation to terms of the redemption option. In addition to the 3% payment-in-kind interest, the redemption value of the convertible notes accretes with the passage of time. Between the end of the first year to the end of the seven year note term, accretion ranges from 5.9% to 79.6%. As such, the embedded conversion options are highly sensitive to the timing of liquidity events. As discussed in Note 7 — Credit facilities and long-term debt, the convertible notes and related bifurcated embedded conversion options have been extinguished with the Exchange Agreement on September 14, 2020 and the Company remeasured the embedded conversion options immediately prior to extinguishment based upon the fair value of the Issuer Stock Rights exchanged.

8.FAIR VALUE DISCLOSURES

We use fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures.

Following is a discussion of the fair value hierarchy and the valuation methodologies used for assets and liabilities recorded at fair value on a recurring and nonrecurring basis and for estimating fair value for financial instruments not recorded at fair value.

Fair Value Hierarchy

Fair value measurements of assets and liabilities are categorized based on the following hierarchy:

Level 1 — Fair value determined based on quoted prices in active markets for identical assets or liabilities.

Level 2 — Fair value determined using significant observable inputs, such as quoted prices for similar assets or liabilities or quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability, or inputs that are derived principally from or corroborated by observable market data, by correlation or other means.

Level 3 — Fair value determined using significant unobservable inputs, such as pricing models, discounted cash flows, or similar techniques.

Estimation of Fair Value

The following table summarizes the fair value measurement methodologies, including significant inputs and assumptions, and classification of our assets and liabilities.

Asset/Liability Class	Valuation Methodology, Inputs and Assumptions	Classification
Cash and cash equivalents	Carrying value is a reasonable estimate of fair value based on short-term nature of the instruments.	Estimated fair value classified as Level 1
Asset/Liability Class	Valuation Methodology, Inputs and Assumptions	Classification
Restricted cash	Carrying value is a reasonable estimate of fair value based on short-term nature of the instruments.	Estimated fair value classified as Level 1
Marketable securities	Prices obtained from third-party vendors that compile prices from various sources and often apply matrix pricing for similar securities when no price is observable.	Level 2 recurring fair value measurement
Other current assets
Interest rate caps	Prices obtained from derivative broker that compiles prices for identical or similar instruments, when available.	Level 2 recurring fair value measurement
Mortgage loans held for sale pledged under agreements to repurchase	Fair value is estimated based on observable market data including quoted market prices, deal price quotes, and sale commitments.	Level 2 recurring fair value measurement
Credit facilities and other secured borrowings
Credit facilities	Fair value is estimated using discounted cash flows based on current lending rates for similar credit facilities with similar terms and remaining time to maturity.	Carried at amortized cost.
Estimated fair value classified as Level 2.
Loans sold under agreements to repurchase	Fair value is estimated using discounted cash flows based on current lending rates for similar asset-backed financing facilities with similar terms and remaining time to maturity.	Carried at amortized cost.
Estimated fair value classified as Level 2.
Convertible notes	Fair value is estimated using discounted cash flows based on current lending rates for term notes with similar remaining time to maturity.	Carried at amortized cost. Estimated fair value classified as Level 2
Derivative and warrant liabilities
Warrant liabilities

Fair value is estimated using the Black-Scholes-Merton option pricing model with inputs and assumptions including the Company’s equity valuation, expected volatility, expected duration of the warrants, and associated risk-free rate.

Level 3 recurring fair value measurement
Embedded conversion options	Fair value is estimated using a lattice model incorporating the probabilities of various conversion scenarios with respect to timing and conversion features under the terms of the convertible notes.	Level 3 recurring fair value measurement

Assets and Liabilities Recorded at Fair Value on a Recurring Basis

The following tables present the levels of the fair value hierarchy for our assets measured at fair value on a recurring basis (in thousands).

	Fair Value as of
	December 31, 2019	Level 1	Level 2	Level 3
Marketable securities:
Corporate debt securities	$16,428	$—	$16,428	$—
Asset-backed securities	12,492	—	12,492	—
Commercial paper	12,956	—	12,956	—
Non-U.S. securities	700	—	700	—
U.S. Treasury securities	1,000	—	1,000	—
Other current assets:
Interest rate caps	4	—	4	—
Mortgage loans held for sale pledged under agreements to repurchase	2,116	—	2,116	—
Total assets	$45,696	$—	$45,696	$—
Derivative and warrant Liabilities:
Warrants	$4,538	$—	$—	$4,538
Embedded conversion options	41,697	—	—	41,697
Total liabilities	$46,235	$—	$—	$46,235

	Fair Value as of
	December 31, 2018	Level 1	Level 2	Level 3
Marketable securities:
Corporate debt securities	$1,152	$—	$1,152	$—
Asset-backed securities	948	—	948	—
Commercial paper	2,443	—	2,443	—
U.S. agency securities	3,462	—	3,462	—
U.S. Treasury securities	999	—	999	—
Other current assets:
Interest rate caps	1,106	—	1,106	—
Total assets	$10,110	$—	$10,110	$—
Derivative and warrant liabilities:
Warrants	$18,022	$—	$—	$18,022
Total liabilities	$18,022	$—	$—	$18,022

Fair Value of Financial Instruments

The following presents the carrying value, estimated fair value and the levels of the fair value hierarchy for our financial instruments other than assets and liabilities measured at fair value on a recurring basis (in thousands).

	As of December 31, 2019
	Carrying
	Value	Fair Value	Level 1	Level 2
Assets:
Cash and cash equivalents	$405,080	$405,080	$405,080	$—
Restricted cash	279,742	279,742	279,742	—
Liabilities:
Credit facilities and other secured borrowings	$1,296,054	$1,296,054	$—	$1,296,054
Convertible notes	140,096	180,252	—	180,252

	As of December 31, 2018
	Carrying
	Value	Fair Value	Level 1	Level 2
Assets:
Cash and cash equivalents	$262,368	$262,368	$262,368	$—
Restricted cash	143,403	143,403	143,403	—
Liabilities:
Credit facilities and other secured borrowings	$1,133,095	$1,133,095	$—	$1,133,095

The following table shows a reconciliation from the opening balances to the closing balances for Level 3 Fair values (in thousands):

		Embedded
		Conversion
	Warrants	Option
Balance as of December 31, 2017	$—	$—
Issuances	14,529	—
Net change in fair value (unrealized)	3,493	—
Balance as of December 31, 2018	18,022	—
Net change in fair value (unrealized)	(7,413)	—
Issuances	1,170	41,697
Exercise of warrants	(7,241)	—
Balance as of December 31, 2019	$4,538	$41,697

Warrant Liabilities

The Company has two different instruments within warrant liabilities, as discussed further in Note 15 — Warrants, the series D preferred warrants and a commitment to issue warrants. As of December 31, 2019, the unexercised series D preferred warrants comprised of warrants with an exercise price of $0.01 per share. As these series D preferred warrants are deep in the money, such that the intrinsic value approximates the option value, the key input in valuing these warrants with respect to the Black-Scholes-Merton model is the Company’s equity valuation.

One of the key inputs in valuing the Company’s commitment to issue warrants is timing to a qualifying liquidity event; this is because the warrant commitment arrangement is stipulated such that the Company no longer has an obligation to issue warrants in periods subsequent to a qualifying liquidity event. Another key input in valuing the Company’s commitment to issue warrants is the number of warrants to be issued, which can vary based on the range prescribed the agreement. The valuation of the commitment to issue warrants can vary significantly based on the timing to a qualifying liquidity event and the number of warrants to be issued.

As of December 31, 2018, in addition to the series D preferred warrants with an exercise price of $0.01 per share, the Company also had outstanding warrants with exercise price of $6.58 per share. With respect to the series D preferred warrants with an exercise price of $6.58 per share, the Black-Scholes-Merton inputs that most significantly impact the valuation of the warrants are the term and the Company’s equity valuation; these warrants are sensitive to term as an input because the warrants have a four year term subsequent to acceleration due to liquidity events or the Company’s sole discretion after August 17, 2019.

Embedded conversion options

Embedded conversion options, which are bifurcated embedded derivatives, originate from the convertible notes issued by the Company during 2019. See Note 7 — Credit Facilities and Long-Term Debt for further information. The fair value of the embedded conversion options is estimated using a lattice model incorporating the probabilities of various liquidity events which constituted conversion triggering events within the convertible notes. The key input to the valuation model is timing of possible liquidity events. Based on the structure of the convertible notes and that the Company has a redemption option, that if exercised sufficiently in advance of such conversion events, would allow the Company to redeem such notes, the Company valued the embedded conversion options with the assumption that the Company would preempt liquidity events by asserting its redemption option and thereby narrowing the valuation to terms of the redemption option. In addition to the 3% payment-in-kind interest, the redemption value of the convertible notes accretes with the passage of time. Between the end of the first year to the end of the seven year note term, accretion ranges from 5.9% to 79.6%. As such, the embedded conversion options are highly sensitive to the timing of liquidity events.

Social Capital Hedosophia Holdings Corp. II
FAIR VALUE MEASUREMENTS

NOTE 8. FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC Topic 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company's financial assets and liabilities reflects management's estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3: Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company's assets that are measured at fair value on a recurring basis at September 30, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		September 30,
Description	Level	2020
Assets:
Cash and Marketable securities held in Trust Account	1	$414,042,207